Statement of compliance - Impact of applying amendments (Details) - ZAR (R) R in Millions		Jun. 30, 2025	Jun. 30, 2024
Non-current liabilities
Long-term debt		R 88,554	R 103,871	[1]
Long-term financial liabilities	[1]		510
Current liabilities
Short-term debt		16,940	15,990	[1]
Short-term financial liabilities		R 66	109	[1]
Results excluding amendments
Non-current liabilities
Long-term debt			115,913
Long-term financial liabilities			569
Current liabilities
Short-term debt			3,948
Short-term financial liabilities			50
Adjustment for IAS 1 amendments
Non-current liabilities
Long-term debt			(12,042)
Long-term financial liabilities			(59)
Current liabilities
Short-term debt			12,042
Short-term financial liabilities			R 59

[1]	Prior year numbers have been reclassified on adoption of the amendments to IAS 1, refer note 1.